Leases - Schedule of Future Minimum Lease Payments for Capital and Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Operating Leased Assets [Line Items]
Operating Leases, 2014	¥ 9,857
Operating Leases, 2015	9,684
Operating Leases, 2016	9,601
Operating Leases, 2017	9,423
Operating Leases, 2018	8,446
Operating Leases, 2019 and thereafter	38,240
Operating Leases, Total minimum lease payments	85,251
Capital Leases and Financing Obligations, 2014	3,176
Capital Leases and Financing Obligations, 2015	3,073
Capital Leases and Financing Obligations, 2016	2,892
Capital Leases and Financing Obligations, 2017	2,675
Capital Leases and Financing Obligations, 2018	2,468
Capital Leases and Financing Obligations, 2019 and thereafter	17,493
Capital Leases and Financing Obligations, Total minimum lease payments	31,777
Less: amount representing interest	(7,023)
Present value of net minimum lease payments	24,754
Less: current portion	(2,166)	(2,458)
Non-current portion	¥ 22,588	¥ 24,803